Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
October 31, 2024
NFY-NPRT3-1224
1.809090.121
Municipal Securities - 97.9%
	Principal Amount (a)	Value ($)
New Jersey,New York - 9.6%
Transportation - 9.6%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	3,019,803
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	1,000,928
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	1,968,946
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,686,746
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,749,647
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,591,342
Port Auth NY & NJ 5.375% 3/1/2028	3,190,000	3,354,949
Port Auth NY & NJ Series 193, 5% 10/15/2028 (b)	2,015,000	2,036,014
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,577,343
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,850,000	9,077,636
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	7,158,342
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,257,355
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,337,985
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,848,466
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,581,826
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,147,830
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	9,091,588
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	7,060,000	7,553,377
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,513,455
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2047 (b)	11,280,000	10,502,569
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,199,055
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	5,022,580
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	5,080,000	5,213,886
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	3,968,396
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,876,158
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	6,152,206
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,104,796
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,052,926
		117,646,150
TOTAL NEW JERSEY,NEW YORK		117,646,150
New York - 87.3%
Education - 14.6%
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	867,992
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2030	1,100,000	1,147,060
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	880,660
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2027	350,000	354,426
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2029	725,000	733,340
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2032	2,660,000	2,686,993
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2033	2,770,000	2,797,110
Dutchess Cnty NY Loc Dev Corp Rev (Marist College Proj.) 5% 7/1/2034	2,935,000	2,962,842
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2025	400,000	402,906
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	563,268
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	164,023
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	216,616
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	217,215
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,730,811
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	755,508
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	483,986
Madison Cnty NY Cap Resource Corp Rev (Colgate University Proj.) 5% 7/1/2033	1,000,000	1,010,719
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series C, 4% 7/1/2032	1,680,000	1,703,232
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,483,781
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,563,738
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,557,610
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2046	8,000,000	8,123,325
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2050	6,280,000	6,353,863
New York St Dorm Auth Revs Non St Supportd Debt (State University of New York Proj.) Series 2017 A, 5% 7/1/2032	1,500,000	1,561,796
New York St Dorm Auth Revs Non St Supportd Debt (State University of New York Proj.) Series 2017 A, 5% 7/1/2034	3,000,000	3,116,071
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,352,009
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,521,128
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,592,882
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	833,738
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	528,430
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	910,212
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	957,439
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	865,043
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2042	1,005,000	1,044,815
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	6,036,870
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2024A, 5.5% 7/1/2054	7,500,000	8,439,361
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2046	1,025,000	1,044,707
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2051	3,040,000	3,075,499
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) 5% 7/1/2042	8,500,000	8,986,210
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,681,830
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	868,228
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2049	1,500,000	1,624,863
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2056	2,985,000	3,216,678
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,336,366
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,782,941
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,528,512
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2052	4,675,000	4,957,455
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,122,372
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	5,411,893
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,781,137
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	820,604
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	666,149
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	512,154
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2028	5,000,000	5,028,631
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2029	5,000,000	5,027,156
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2030	5,000,000	5,024,133
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2031	15,000,000	15,063,417
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	408,985
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	262,818
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	481,270
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	604,286
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	552,918
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2025	235,000	236,215
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	841,320
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	892,093
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	357,235
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	276,945
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	312,129
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	311,887
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	414,980
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,207,686
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,453,796
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 5% 7/1/2045	1,625,000	1,711,655
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) 5% 8/1/2032	1,000,000	1,015,749
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	1,500,000	1,613,886
		176,037,606
Electric Utilities - 1.8%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,873,186
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,317,428
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	545,265
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,575,847
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,951,935
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,121,456
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,310,780
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,600,940
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,416,782
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,520,837
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,644,405
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,498,368
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,170,281
		22,547,510
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,264
General Obligations - 11.9%
Brighton Central School District 2.125% 6/15/2032	1,000,000	866,234
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	853,018
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	4,415,598
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,350,543
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,597,229
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,977,812
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	2,010,420
City of New York NY Gen. Oblig. Series 2018 F 1, 3.375% 4/1/2038	490,000	466,387
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,786,712
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,512,074
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2044	9,810,000	10,236,778
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,114,831
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,448,051
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,119,119
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,589,686
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	990,007
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,050,486
Farmingdale NY Ufsd 2% 9/15/2036	330,000	256,439
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	289,343
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,207,298
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	337,546
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	475,674
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,487,153
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,484,296
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,195,342
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	486,469
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,876,854
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,604,269
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,783,948
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,493,787
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,872,331
New York State Dormitory Authority (Mount Markham Cent Sch Dist NY Proj.) Series 2015 B, 5% 10/1/2034	1,070,000	1,085,958
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	783,790
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	217,938
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	230,274
Pearl River Union Free School District 2% 6/1/2036	650,000	508,364
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,888,728
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,225,571
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	439,479
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,632,898
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,762,808
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,498,648
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,403,717
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033	7,555,000	6,344,746
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034	7,105,000	5,801,237
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,060,152
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,736,323
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	2,969,643
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	291,150
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,462,321
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,387,257
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	473,117
Yonkers NY 2% 2/15/2041 (Assured Guaranty Municipal Corp Insured)	1,000,000	674,489
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,551,292
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,088,459
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,229,426
		146,983,519
Health Care - 10.4%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	946,984
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	590,000	588,799
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	448,348
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	597,188
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	358,346
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	298,916
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	572,563
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2040	1,000,000	984,653
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5.25% 7/1/2035	1,000,000	1,000,347
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) 5% 7/1/2046	9,025,000	9,085,183
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	3,227,124
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,633,692
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	776,057
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	713,377
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	712,728
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,287,450
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,001,407
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (c)	4,000,000	4,014,659
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (c)	4,000,000	3,940,092
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	870,185
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	3,140,753
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	542,999
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	388,172
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	462,864
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	747,290
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,468,748
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,526,794
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,281,744
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	590,952
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	491,945
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,311,795
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,524,222
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 5% 8/1/2035	3,800,000	3,915,493
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2050	7,120,000	6,425,735
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,324,506
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,125,745
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,156,425
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	667,772
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,915,696
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	5,482,168
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,427,074
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2024 (c)	600,000	599,719
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (c)	1,200,000	1,201,534
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2030	3,450,000	3,476,173
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2031	11,000,000	11,083,452
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,860,295
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,005,829
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,003,594
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	11,305,000	10,596,591
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	755,000	806,662
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	545,000	580,782
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	1,010,431
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,261,632
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	3,500,000	2,975,033
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,815,486
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,157,488
		128,411,691
Housing - 6.3%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2017 G 1, 3.45% 11/1/2037	1,730,000	1,626,497
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	2,057,549
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2017K, 3% 11/1/2032	1,500,000	1,423,388
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,640,446
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,986,586
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,259,323
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,299,638
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,516,660
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	9,115,000	7,221,660
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,000,000	756,047
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,535,000	1,726,664
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,558,376
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	7,287,810
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	681,129
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,701,543
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	5,177,180
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,733,919
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	6,800,000	6,681,492
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	3,105,000	3,055,246
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	905,000	899,609
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	8,873,974
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,753,663
		77,918,399
Industrial Development - 2.8%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	13,126,801
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	3,000,281
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	9,000,612
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,483,015
		32,610,709
Other - 1.0%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	8,079,512
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 5% 7/1/2050	3,000,000	3,126,750
		11,206,262
Special Tax - 19.7%
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	549,073
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	887,901
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 3.5% 2/15/2038	405,000	386,576
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,599,120
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	894,434
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	9,945,000	7,808,929
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	1,700,000	1,248,876
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,523,624
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,363,325
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	325,000	314,401
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,125,548
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,917,552
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,371,056
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	977,321
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,617,713
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,741,828
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2042	9,940,000	10,320,680
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	9,940,000	10,304,180
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,907,180
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2043	6,185,000	6,411,605
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	5,000,000	5,200,260
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2048 (Pre-refunded to 3/15/2048 at 100)	12,700,000	13,135,663
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	8,087,571
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2046	7,500,000	7,803,866
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,440,926
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,449,966
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,832,473
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,790,051
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	743,474
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	1,011,529
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,409,933
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,925,324
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,826,653
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,316,824
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2043	10,830,000	11,297,334
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	3,064,435
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,315,521
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,746,221
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	7,033,867
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (d)	1,275,000	705,998
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,027,911
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,229,547
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,036,302
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	10,082,419
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (d)	3,400,000	2,730,970
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	11,111,748
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,828,410
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	902,296
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,258,948
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,718,608
		241,335,970
Tobacco Bonds - 0.8%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,743,158
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,805,000	4,712,865
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,609,685
		10,065,708
Transportation - 17.0%
Metropolitan Transn Auth NY Rv Series 2014D 1, 5.25% 11/15/2044	5,000,000	5,003,221
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	680,082
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	513,867
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,521,166
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,545,238
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (d)	15,820,000	13,238,659
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (d)	18,000,000	13,243,309
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,263,773
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	970,180
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	657,097
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	1,015,000	1,068,546
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,356,864
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2046	12,890,000	12,988,353
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,201,648
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	746,124
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2035	600,000	607,743
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	4,186,167
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	1,056,158
New York St Twy Auth Gen Rev 5% 1/1/2041	9,320,000	9,438,745
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	5,000,000	5,047,755
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,925,397
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	2,000,000	1,523,899
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,823,975
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,719,160
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,102,017
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,581,986
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	600,000	582,265
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	1,700,000	1,621,216
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,200,000	1,268,375
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	1,950,000	2,050,366
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,607,772
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,404,741
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	544,782
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	8,941,016
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	7,897,530
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Municipal Corp Insured) (b)	5,000,000	5,139,398
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,456,566
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (b)(e)(f)	9,000,000	5,779,022
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)(e)	6,580,000	7,011,839
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	781,649
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	900,000	933,048
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	650,000	672,595
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,822,353
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,171,900
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	645,118
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	766,054
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	488,414
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	496,744
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,704,094
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,570,975
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,578,975
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,171,469
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,202,950
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	788,696
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	846,298
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	3,054,793
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	4,023,246
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,895,639
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,199,046
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,188,416
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,978,134
		207,296,623
Water & Sewer - 1.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,044,830
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,464,030
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,894,417
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,198,989
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	352,510
		12,954,776
TOTAL NEW YORK		1,067,374,037
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	3,719,591	2,538,571
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	455,000	473,497
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,452,263
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,439,411
		7,903,742
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	325,000	326,482
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,345,000	3,508,984
TOTAL PUERTO RICO		11,739,208
TOTAL MUNICIPAL SECURITIES (Cost $1,224,036,879)		1,196,759,395

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $13,677,220)	3.64	13,674,485	13,677,220

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,237,714,099)	1,210,436,615
NET OTHER ASSETS (LIABILITIES) - 1.0%	11,903,509
NET ASSETS - 100.0%	1,222,340,124

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,240,021 or 1.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,577,047	155,100,607	147,998,687	515,427	(1,101)	(646)	13,677,220	0.6%
Total	6,577,047	155,100,607	147,998,687	515,427	(1,101)	(646)	13,677,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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